SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS (Details)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial Assets, Cash and cash equivalents	Amortized cost
Financial Assets, Short-term investments	Amortized cost
Financial Assets, Accounts receivable	Amortized cost
Financial Assets, Deposit	Amortized cost
Financial Liabilities, Accounts payable and accrued liabilities	Amortized cost
Financial Liabilities, Contract liabilities	Amortized cost
Financial Liabilities, Covid-19 government support loans	Amortized cost
Financial Liabilities, Convertible debt	Amortized cost
Financial Liabilities, Derivative warrant liability	Fair value through profit and loss (FVTPL)